ORGANIZATION AND NATURE OF BUSINESS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
ORGANIZATION AND NATURE OF BUSINESS
Schedule of Business Acquisitions
Consideration
Cash	$5,331,120
Fair value of common stock issued	138,667
Fair value of total consideration transferred	$5,469,787

Recognized amounts of identifiable assets acquired
Financial assets	$1,796,911
Inventory	297,340
Property, plant and equipment	7,488,818
Identifiable intangible assets	562,200
Financial liabilities	(3,235,233)
Total identifiable net assets	$6,910,036

Bargain purchase gain	$1,440,249

Consideration
Cash	$5,331,120
Fair value of common stock issued	138,667
Fair value of total consideration transferred	$5,469,787

Recognized amounts of identifiable assets acquired
Financial assets	$1,796,911
Inventory	297,340
Property, plant and equipment	7,488,818
Identifiable intangible assets	562,200
Financial liabilities	(3,235,233)
Total identifiable net assets	$6,910,036

Bargain purchase gain	$1,440,249
Revenue for the 6- month period ended December 31, 2023	$344,708
Loss for the 6- month period ended December 31, 2023	$(1,232,732)

Schedule of Property and Equipment, net
Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers	3 years

Schedule of Earnings Per Share, Basic and Diluted
	March 31, 2025	March 31, 2024
Weighted average number of common shares outstanding Basic	26,037,608	16,851,747
Potentially dilutive common stock equivalents
Weighted average number of common and equivalent shares outstanding – Diluted	26,037,608	16,851,747

	2024	2023
Numerator for Basic and Diluted Earnings Per Share:
Net loss attributable to common stockholders	$(22,378,042)	$(25,783,834)
Denominator for Basic Earnings Per Share:
Weighted Average Shares	19,147,726	11,968,665
Potentially Dilutive Common Shares		-
Adjusted Weighted Average Shares	19,147,726	11,968,665
Basic and Diluted Net Loss per Share	(1.17)	(2.15)

Schedule of potential shares of common stock
	March 31, 2025	March 31, 2024
Warrants	12,926,506	8,558,380
Total	12,926,506	8,558,380

	2024	2023
Common Stock Warrants	12,926,507	8,561,476
Common Stock Options	-	-
Convertible Debt	-	-
Total	12,926,507	8,561,476